ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 90.5%
HARDWARE 13.3%
Consumer Electronics 0.5%
JSR (JPY)	25,000	745
		745
Enterprise Hardware 11.9%
Dell (1)	130,000	3,869
EMC (1)	185,000	2,522
Hewlett-Packard	54,500	1,793
HOYA (JPY)	41,500	1,678
Nidec (JPY)	15,000	1,233
Rackable Systems (1)	17,000	898
Sun Microsystems (1)	100,000	513
Symbol Technologies	226,500	2,396
Tektronix	45,000	1,607
		16,509
Imaging 0.9%
USHIO (JPY)	50,000	1,194
		1,194
Total Hardware		18,448
IT SERVICES 6.6%
IT Services 4.1%
CDNetworks (KRW) (1)	75,000	2,520
Infosys Technologies (INR)	32,000	2,140
Satyam Computer Services (INR)	55,000	1,044
		5,704
Processors 2.5%
ChoicePoint (1)	45,000	2,014
Jack Henry & Associates	65,000	1,486
		3,500
Total IT Services		9,204
MEDIA 11.1%
Gaming 0.7%
Aruze (JPY)	40,000	919
		919
Internet 10.4%
CNET Networks (1)	115,000	1,634
Google, Class A (1)	9,000	3,510
Monster Worldwide (1)	43,000	2,144
NCsoft (KRW) (1)	32,000	2,349
Tencent Holdings (HKD)	1,250,000	2,102
Yahoo! (1)	85,000	2,742
		14,481
Total Media		15,400
SEMICONDUCTORS 20.5%
Analog Semiconductors 4.2%
Analog Devices	70,000	2,680
Linear Technology	55,000	1,930
Maxim Integrated Products	35,000	1,300
		5,910
Digital Semiconductors 14.0%
Advanced Micro Devices (1)	59,000	1,956
Altera (1)	65,000	1,342
Broadcom, Class A (1)	45,000	1,942
Integrated Device Technology (1)	140,000	2,080
Himax Technologies ADR (1)	51,400	450
Microchip Technology	37,000	1,343
NVIDIA (1)	30,000	1,718
Spansion, Class A (1)	112,700	1,668
Taiwan Semiconductor ADR	275,000	2,766
Texas Instruments	70,000	2,273
Xilinx	75,000	1,910
		19,448
Semiconductor Capital Equipment 2.3%
Applied Materials	110,000	1,926
SUMCO (JPY)	24,000	1,291
		3,217
Total Semiconductors		28,575
SOFTWARE 24.8%
Applications Software 7.4%
Adobe Systems (1)	25,000	873
Checkfree (1)	20,000	1,010
Digital River (1)	37,000	1,614
Haansoft (KRW) (1)	800,000	976
NAVTEQ (1)	30,000	1,520
RightNow Technologies (1)	120,000	1,904
SAP (EUR)	10,000	2,173
Tele Data Informatics (INR) (1)	496,486	202
		10,272
Consumer Software 2.2%
Activision (1)	105,000	1,448
Ubisoft Entertainment (EUR) (1)	35,000	1,616
		3,064
Infrastructure Software 12.8%
Microsoft	470,000	12,789
Newtons Digital World Trade ADR (1)	21,347	114
Oracle (1)	160,000	2,190
Red Hat (1)	100,000	2,798
		17,891
Systems Software 2.4%
Cogent (1)	70,000	1,284
McAfee (1)	85,000	2,068
		3,352
Total Software		34,579
TELECOM EQUIPMENT 13.4%
Wireless Equipment 4.7%
China Grentech ADR (1)	35,000	599
Nokia (EUR)	185,000	3,835
Nokia ADR	100,000	2,072
		6,506
Wireline Equipment 8.7%
Cisco Systems (1)	190,000	4,117
Corning (1)	80,000	2,153
Garmin	19,000	1,509
Juniper Networks (1)	175,000	3,346
TomTom (EUR) (1)	30,300	1,073
		12,198
Total Telecom Equipment		18,704
TELECOM SERVICES 0.8%
Wireless - Domestic 0.8%
American Tower Systems, Class A (1)	35,000	1,061
Total Telecom Services		1,061
Total Common Stocks (Cost $118,904)		125,971
PREFERRED STOCKS 4.4%
SEMICONDUCTORS 4.4%
Digital Semiconductors 4.4%
Samsung Electronics (KRW)	12,000	6,144
Total Preferred Stocks (Cost $5,367)		6,144
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Investment Fund
4.61% (2)(3)	5,064,593	5,065
Total Short-Term Investments (Cost $5,065)		5,065
Total Investments in Securities
98.6% of Net Assets (Cost $129,336)		$ 137,180

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments †

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $129,336,000. Net unrealized gain aggregated $7,833,000 at period-end, of which $12,050,000 related to appreciated investments and $4,217,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $29,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $5,065,000 and $2,379,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006